Exhibit 99.1

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

				Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LCS3	2.49638%	300,000,000.00	300,000,000.00	0.00	624,095.00	624,095.00	300,000,000.00
B	36159LCT1	2.84638%	6,315,789.00	6,315,789.00	0.00	14,980.95	14,980.95	6,315,789.00
C	36159LCU8	3.44638%	9,473,684.00	9,473,684.00	0.00	27,208.26	27,208.26	9,473,684.00
Totals			315,789,473.00	315,789,473.00	0.00	666,284.21	666,284.21	315,789,473.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	5,641,130,817.67
New Volume	1,734,031,342.40
Principal Collections	1,618,905,009.58
Default Amount	764,503.38
Ending Combined Outstanding Principal Balance	5,755,492,647.11
Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	5,755,492,647.11
Adjustment for charged-off Receivables	5,257,636.11
Aggregate Principal Receivables	5,750,235,011.00
Overconcentrations
Product Line Overconcentrations	226,969,846.66
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	157,863,670.03
Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	1,618,905,009.58	84,297,219.64	1,534,607,789.94
Non Principal Collections	40,044,004.62	2,225,523.78	37,818,480.84
Total Collections	1,658,949,014.20	86,522,743.42	1,572,426,270.78
Defaults
Default Amount	764,503.38	65,957.39	698,545.99

Asset Performance Annualized Yield			8.24%
Monthly Payment Rate			29.20%
Default Rate			0.16%

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount	6.32%
Allocation Percentage for Principal Collections	6.32%
Non Principal Collections Allocated to Series	2,389,811.38
Principal Collections Allocated to Series	96,974,364.73
Default Amount Allocated to Series	44,142.26

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series	2,389,811.38
Investment Earnings in Series Accounts	215,151.70
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series	0.00
Available Non Principal Collections Allocated to Series	2,604,963.08

(i)	(A)	Amount to Indenture Trustee	1,500.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	500.00
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	552,631.58
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	624,095.00
(iv)	Class B Monthly Interest	14,980.95
(v)	Class C Monthly Interest	27,208.26

(vi)	Investor Default Amount (treated as Available Principal Collections)	44,142.26
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
(viii)	Amount Required to be Deposited into the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00, Trustee 0.00, Administrator 0.00, Custodian 0.00

(x)	Amounts otherwise required to be Deposited into the Principal Account	0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount	1,339,905.03

(xii)	(If Early Amortization Period has occurred)	0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Excess Non Principal Collections for Series 2015-2	1,246,531.61
Total Excess Non Principal Collections	1,246,531.61

Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	1,246,531.61

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00

Controlled Accumulation Period
Principal Collections Allocated to Series	96,974,364.73
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	44,142.26
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	55,263,157.83
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	41,755,349.16

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	41,755,349.16
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	41,755,349.16

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	315,789,473.00
Required Reserve Account Amount	7,894,736.84

Reserve Account Investment Earnings	11,854.04
Beginning Reserve Account Amount	7,894,736.84
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	7,894,736.84

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	15,789,474.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		761,157.63
Disbursements		761,157.63
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		202,947.99
Beginning Balance		165,789,473.49
Deposits		55,263,157.83
Disbursements		0.00
Ending Balance		221,052,631.32

Free Equity Amount (Trust Level)
Note Trust Principal Balance		5,750,235,011.00
Note Principal Balance	315,789,473.00
Principal Overcollateralization Amount	15,789,474.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		331,578,947.00
Free Equity Amount		5,418,656,064.00

Minimum Free Equity Percentage		0.00%
Total Overconcentration		384,833,516.69
Minimum Free Equity Amount		384,833,516.69

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		5,418,656,064.00
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		5,418,656,064.00

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Summary of Allocation of Collections
Total Principal Collections	1,534,607,789.94
Principal Collections Allocated to Series 2015-2	96,974,364.73
Principal Collections Not Allocated to Any Series and Released to Issuer	1,437,633,425.21

Total Non Principal Collections	37,818,480.84
Non Principal Collections Allocated to Series 2015-2	2,389,811.38
Non Principal Collections Not Allocated to Any Series and Released to Issuer	35,428,669.46

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Performance

(1)	Are there any material modifications, extensions, or waivers to pool assets?	No

(2)	Are there any material breaches of pool asset representations and warranties or covenants?	No

(3)	Are there any changes in criteria used to originate, acquire, or select new pool assets?	No

(4)	Has the master servicer made any Servicer Advances during the previous collection period?	No

(5)	Has an Early Amortization Event occurred?	No

(6)	Has the Monthly Payment Rate trigger been met?	No

Current Month's Monthly Payment Rate	29.20%
Prior Month's Monthly Payment Rate	28.54%
Second Prior Month's Monthly Payment Rate	32.14%
3 Month Average Monthly Payment Rate	29.96%

(7) Has the Default Rate trigger been met?	No

Current Month's Default Rate	0.16%
Prior Month's Default Rate	0.09%
Second Prior Month's Default Rate	0.47%
3 Month Average Default Rate	0.24%

(8) Is Reserve Account balance less than Reserve Account trigger?	No

Reserve Account balance	7,894,736.84
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	315,789,473.00
Reserve Account trigger	7,105,263.14

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?	No

Current Month	3.02%

(10) Have any new series been issued during the related monthly collection period?	No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?	No
Number of accounts added / removed : 0
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition / removal: 0

Wells Fargo Dealer Floorplan Master Note Trust

2015-2

Payment Date:	11/20/2019
Collection Period Ended:	10/31/2019
Closing Date:	2/4/2015
Next Payment Date:	12/20/2019
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Delinquency

	Count of	Amount	Percentage of Total	Percentage of Total
Days Outstanding	Accounts	(Dollars in Millions)	Receivables Outstanding	Accounts Outstanding
30-59	143	3.7	0.06%	0.91%
60-89	77	1.6	0.03%	0.49%
90-119	48	1.1	0.02%	0.30%
120-149	35	0.9	0.02%	0.22%
150-179	28	0.2	0.00%	0.18%
180+	59	1.5	0.03%	0.37%
*Total	390	9.0	0.16%	2.47%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________ .

Wells Fargo Bank, N.A.

as Master Servicer

BY:

NAME: Ashka Patel

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